Income Tax Expense - Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate [Abstract]
Tax calculated at tax rate	20.00%	20.00%